Warrant derivative (Tables)	12 Months Ended
Dec. 31, 2025
Warrant derivative
Schedule of reconciliation of change in fair value of warrant derivatives

	Fair Value of July ’22 Warrant	Fair Value of November ‘25
	Derivative	Warrant Derivative
	$	$
Balance, December 31, 2023	11,726,728	—
Change in fair value of warrant derivative	135,959	—
Balance, December 31, 2024	11,862,687	—
Recognition of warrant derivative		6,310,328
Change in fair value of warrant derivative	10,205,489	8,756,570
Derecognition of warrant derivative	(22,068,176)	—
Balance, December 31, 2025	—	15,066,898

Schedule of assumptions used in measuring estimated fair value of the warrant derivatives

	December 31, 2025	December 31, 2024
Risk-free interest rate	2.57%	2.47%
Expected warrant life in years	2.62 years	1.78 years
Expected stock price volatility	133.05%	117.21%
Dividend yield	—	—
Warrants outstanding	2,392,832	5,075,000